Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	July 2021
Payment Date	8/16/2021
Transaction Month	21
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,424,799,288.20	51,620		57.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,050,000.00	1.84512%		December 15, 2020
Class A-2a Notes	$357,580,000.00	1.88%		July 15, 2022
Class A-2b Notes	$75,000,000.00	0.28313%	*	July 15, 2022
Class A-3 Notes	$432,470,000.00	1.87%		March 15, 2024
Class A-4 Notes	$130,990,000.00	1.93%		April 15, 2025
Class B Notes	$39,480,000.00	2.13%		May 15, 2025
Class C Notes	$26,320,000.00	2.25%		May 15, 2026
Total	$1,315,890,000.00
		* One-month LIBOR + 0.19%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,496,632.33

Principal:
Principal Collections	$18,575,523.01
Prepayments in Full	$13,246,440.50
Liquidation Proceeds	$156,955.05
Recoveries	$12,979.36
Sub Total	$31,991,897.92
Collections	$33,488,530.25

Purchase Amounts:
Purchase Amounts Related to Principal	$330,890.85
Purchase Amounts Related to Interest	$1,914.09
Sub Total	$332,804.94

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$33,821,335.19

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	July 2021
Payment Date	8/16/2021
Transaction Month	21
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$33,821,335.19
Servicing Fee	$553,071.78	$553,071.78	$0.00	$0.00	$33,268,263.41
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$33,268,263.41
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$33,268,263.41
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$33,268,263.41
Interest - Class A-3 Notes	$599,097.22	$599,097.22	$0.00	$0.00	$32,669,166.19
Interest - Class A-4 Notes	$210,675.58	$210,675.58	$0.00	$0.00	$32,458,490.61
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,458,490.61
Interest - Class B Notes	$70,077.00	$70,077.00	$0.00	$0.00	$32,388,413.61
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,388,413.61
Interest - Class C Notes	$49,350.00	$49,350.00	$0.00	$0.00	$32,339,063.61
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$32,339,063.61
Regular Principal Payment	$29,616,023.49	$29,616,023.49	$0.00	$0.00	$2,723,040.12
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,723,040.12
Residual Released to Depositor	$0.00	$2,723,040.12	$0.00	$0.00	$0.00
Total		$33,821,335.19

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$29,616,023.49
Total					$29,616,023.49

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$29,616,023.49	$68.48	$599,097.22	$1.39	$30,215,120.71	$69.87
Class A-4 Notes	$0.00	$0.00	$210,675.58	$1.61	$210,675.58	$1.61
Class B Notes	$0.00	$0.00	$70,077.00	$1.78	$70,077.00	$1.78
Class C Notes	$0.00	$0.00	$49,350.00	$1.88	$49,350.00	$1.88
Total	$29,616,023.49	$22.51	$929,199.80	$0.71	$30,545,223.29	$23.22

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	July 2021
Payment Date	8/16/2021
Transaction Month	21

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$384,447,414.18	0.8889574	$354,831,390.69	0.8204763
Class A-4 Notes	$130,990,000.00	1.0000000	$130,990,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$581,237,414.18	0.4417067	$551,621,390.69	0.4192002

Pool Information
Weighted Average APR	2.722%	2.716%
Weighted Average Remaining Term	41.07	40.22
Number of Receivables Outstanding	31,918	30,957
Pool Balance	$663,686,133.96	$631,268,981.04
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$614,220,909.26	$584,118,628.48
Pool Factor	0.4658103	0.4430582

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,743.29
Yield Supplement Overcollateralization Amount	$47,150,352.56
Targeted Overcollateralization Amount	$79,647,590.35
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$79,647,590.35

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,743.29
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,743.29
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,743.29

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	July 2021
Payment Date	8/16/2021
Transaction Month	21
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		58	$107,343.51
(Recoveries)		32	$12,979.36
Net Loss for Current Collection Period			$94,364.15
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1706%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2136%
Second Prior Collection Period			-0.3790%
Prior Collection Period			0.3014%
Current Collection Period			0.1749%
Four Month Average (Current and Prior Three Collection Periods)			0.0777%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,854	$5,570,196.79
(Cumulative Recoveries)			$996,021.06
Cumulative Net Loss for All Collection Periods			$4,574,175.73
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3210%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,004.42
Average Net Loss for Receivables that have experienced a Realized Loss			$2,467.19

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.74%	189	$4,687,977.43
61-90 Days Delinquent	0.06%	18	$409,413.76
91-120 Days Delinquent	0.01%	3	$83,950.80
Over 120 Days Delinquent	0.05%	10	$340,588.42
Total Delinquent Receivables	0.87%	220	$5,521,930.41

Repossession Inventory:
Repossessed in the Current Collection Period		11	$255,367.84
Total Repossessed Inventory		15	$403,403.27

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0820%
Prior Collection Period			0.1097%
Current Collection Period			0.1001%
Three Month Average			0.0973%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1321%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	July 2021
Payment Date	8/16/2021
Transaction Month	21

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	84	$2,309,332.41
2 Months Extended	112	$2,907,054.67
3+ Months Extended	4	$110,453.99

Total Receivables Extended	200	$5,326,841.07

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer